Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,325,000.00
Total Fee Amount	5,430.79
Total Offset Amount	0.00
Net Fee	$ 5,430.79
Offering Table N/A
Offset Table N/A	N/A